Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

Litigation

On or about June 25, 2020, Home Revolution, LLC (“Home Revolution”) filed a lawsuit in the United States District Court for the District of New Jersey, Home Revolution, LLC, et al. v. Jerrick Media Holdings, Inc. et al., Case No. 2:20-cv-07775-JMV-MF. The Complaint alleges, among other things, that Creatd, Inc. breached the Membership Interest Purchase Agreement, as modified, and ancillary transaction documents in connection with the acquisition of Seller’s Choice, LLC, from Home Revolution in September 2019. The Complaint additionally alleges violation of the New Jersey Uniform Securities Law, violations of the Exchange Act and Rule 10b-5 thereunder, fraud, equitable accounting, breach of fiduciary duty, conversion and unjust enrichment. Plaintiff also sought to have a receiver appointed by the Court to take over Creatd’s operations. After substantial motion practice, Creatd successfully settled this dispute from June 2020 for a total of $799,000, which includes $660,000 of note principal and $139,000 of accrued interest. The matter has been dismissed as of March 3, 2022.

On or about August 30, 2021, Robert W. Monster and Anonymize, Inc. (“Monster”) filed a lawsuit in the United States District Court for the Western District of Washington at Seattle, Robert W. Monster, et al. v. Creatd, Inc., et al. (Western District of Washington at Seattle 2:21-CV-1177). The Complaint alleges, among other things, that action for Declaratory Judgment under 28 U.S.C. § 2201 that Monster’s registration and use of the internet domain name VOCL.COM (the “Domain Name”) does not violate Creatd’s rights under the Anticybersquatting Consumer Protection Act (“ACPA”), 15 U.S.C. § 1125(d), or otherwise under the Lanham Act, 15 U.S.C. § 1051 et seq. Creatd claims trademark rights and certain other rights with respect to the term and the domain name VOCL.COM. Monster seeks a determination by the Court that Monster’s registration and/or use of VOCL.COM is not, and has not been in violation of the ACPA, and that Plaintiffs’ use of VOCL.COM constitutes neither a violation of the ACPA nor trademark infringement or dilution under the Lanham Act. Creatd believes the lawsuit lacks merit and will vigorously challenge the action. At this time, we are unable to estimate potential damage exposure, if any, related to the litigation.

Appointment of New Directors

On February 17, 2022, the Board of Directors (the “Board”) of the Company appointed Joanna Bloor, Brad Justus, and Lorraine Hendrickson to serve as members of the Board. Ms. Bloor has been nominated to, and will serve as, chair of the Compensation Committee, and to be a member of the Audit Committee and Nominating & Corporate Governance Committee. Mr. Justus has been nominated, and will serve as, chair of the Nominating & Corporate Governance Committee, and to be a member of the Compensation Committee and Audit Committee. Ms. Hendrickson has been nominated to, and will serve as, chair of the Audit Committee and to be a member of the Compensation and Nominating & Corporate Governance Committee.

Departure of Directors

On February 17, 2022, the Board received notice that effective immediately, Mark Standish resigned as Chair of the Board, Chair of the Audit Committee and as a member of the Compensation Committee and Nominating & Corporate Governance Committee; Leonard Schiller resigned as member of the Board, Chair of the Compensation Committee and as a member of the Audit Committee and Nominating & Corporate Governance Committee; and LaBrena Martin resigned as a member of the Board, Chair of the Nominating & Corporate Governance Committee and as a member of the Audit Committee and Compensation Committee. Such resignations are not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

Management Restructuring

On February 17, 2022, the Board of the Company approved the restructuring of the Company’s senior management team to eliminate the Co-Chief Executive Officer role, appointing Jeremy Frommer as Executive Chairman and Founder, and appointing Laurie Weisberg as Chief Executive Officer (the “Second Restructuring”). Prior to the Second Restructuring, Mr. Frommer and Ms. Weisberg served as the Company’s co-Chief Executive Officers and Ms. Weisberg served as the Company’s Chief Operating Officer. The Second Restructuring does not impact the role or functions of the Company’s Chief Financial Officer, Chelsea Pullano, or the role or functions of the Company’s President and Chief Operating Officer, Justin Maury.

Nasdaq Notice of Delisting

On January 4, 2021, the Company received a letter from the staff of The Nasdaq Capital Market (the “Exchange”) notifying the Company that the Exchange had determined to delist the Company’s common stock and warrants from the Exchange based on the Company’s non-compliance with the Exchange’s (i) $5 million stockholders’ equity requirement for initial listing pursuant to Nasdaq Listing Rule 5505(b), (ii) the $2.5 million stockholders’ equity requirement or any of the alternatives for continued listing pursuant to Nasdaq Listing Rule 5550(b), and (iii) the Company’s failure to provide material information to the Exchange pursuant to Nasdaq Listing Rule 5250(a)(1).

On February 11, 2021, the Company met with the Exchange’s Hearings Panel (the “Panel”) with respect to such determination, in accordance with the Exchange’s rules and, pursuant to such request by the Company to appeal, the delisting of the Company’s securities and the Form 25 Notification of Delisting filing was stayed pending the Panel’s decision.

On March 9, 2021, the Exchange notified the Company that the Panel had determined to continue the listing of the Company on the Exchange. Notwithstanding the Panel’s determination to continue the listing of the Company’s securities on the Exchange, the Panel issued a public reprimand letter to the Company, pursuant to Listing Rule 5815(c)(1)(D), based on its finding “that the Company failed to meet the initial listing criteria with respect to stockholders’ equity and failed to provide Nasdaq with material information with respect to that deficiency.” Specifically, the Panel found that the Company failed to comply with Listing Rule 5250(a)(1), requiring it to notify Nasdaq of certain significant developments that led to the Company’s prior representations about its ability to satisfy the initial listing requirements being inaccurate. In reaching its determination to continue the listing of the Company on Nasdaq, the Panel acknowledged that the Company has since demonstrated compliance with the initial listing requirement for stockholders’ equity and all other applicable initial listing requirements. The Panel also determined that the violations were inadvertent and that the Company had relied on advice of counsel at the time in its interactions with the Nasdaq staff (“Staff”). The Panel also acknowledged the Company’s efforts to implement structural changes within the Company to avoid similar misstatements in the future and that would allow for proper accounting and disclosure on an ongoing basis.

On March 1, 2022, the Company received a letter (the “Letter”) from the staff of The Nasdaq Capital Market (the “Exchange”) notifying the Company that the Exchange has determined to delist the Company’s common stock from the Exchange based on the Company’s Market Value of Listed Securities for the 30-consecutive day period between January 15, 2022 and February 25, 2022 falling short of the requirements under Listing Rule 5550(b)(2) (the “Rule”). Although a 180-day period is typically allowed for an issuer to regain compliance, the Company is not eligible to use such compliance period, as the Exchange had instituted a Panel Monitor through March 9, 2022.

The Company pursued an appeal to the Nasdaq Hearings Panel (the “Panel”) of such determination, in accordance with the Exchange’s rules and, pursuant to such request by the Company to appeal, the delisting of the Company’s securities and the Form 25 Notification of Delisting filing was stayed pending the Panel’s decision.

On April 22, 2022, the Exchange notified the Company that the Panel has determined to continue the listing of the Company on the Exchange, subject to the following conditions: (i) on or before May 16, 2022, the Company will file its Quarterly Report on Form 10-Q for the period ended March 31, 2022 demonstrating compliance with Nasdaq Listing Rule 550(b)(1) requiring shareholders’ equity of $2.5 million and (ii) on or before August 29, 2022, the Company will file a Form 8-K documenting the successful completion of any fund-raising activity that has taken place since April 14, 2022 and the Company’s long-term compliance with the continued listing requirements of the Nasdaq Capital Market.

The Panel has advised that August 29, 2022 represents the full extent of the Panel’s discretion to grant continued listing during the time the Company is non-compliant and should the Company fail to demonstrate compliance by such date, the Panel will issue a final delist determination and the Company will be suspended from trading on the Exchange.

Note 13 – Commitments and Contingencies

The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (“2017 Tax Act”). Corporate taxpayers may carry back net operating losses (NOLs) originating between 2018 and 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act.

In addition, the CARES Act raises the corporate charitable deduction limit to 25% of taxable income and makes qualified improvement property generally eligible for 15-year cost-recovery and 100% bonus depreciation. The enactment of the CARES Act did not result in any material adjustments to our income tax provision for the year ended December 31, 2020.

On March 26, 2020 and April 30, 2020, the Company received 2 separate loans pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the CARES Act.

When the applications for PPP first opened up, there was limited available funding and much confusion surrounding the application process. The Company initially submitted its application for the May 2020 PPP Loan in early April but received no response in the aftermath of submitting the application. After consulting multiple advisors, the Company made the decision to apply elsewhere, due to the rampant media coverage of institutions running out of funding and the Company’s need for the capital and belief that if 2 separate loans were approved, the remaining application could simply be withdrawn.

Therefore, in late April, the company proceeded with applying for the April 2020 PPP Loan. After some conflicting communications regarding acceptance, the Company attempted to contact the lender to clarify but got no response. After continued attempts to follow up with both lenders, the Company received approval for the May 2020 PPP Loan and funding for the April 2020 PPP Loan on the same day, followed the next day by the funding of the May 2020 PPP Loan. The Company immediately separated the funds for the April 2020 PPP Loan into a separate reserved bank account with the intention of returning the funds. However, after several attempts to contact the lender with no response, the Company was faced with difficulty raising funds in the early-Covid economy and made the decision to utilize the funds for operations and pursue an installment repayment plan when they were able to reach the lender. As of the date of this filing, the Company has begun making repayments on the loan, absent a formal installment agreement due to difficulties reaching the lender. The Company intends to complete repayment before the end of 2021.

As each company is only permitted one loan under the CARES Act, there is a possibility the loan may be called by the SBA and the Company would have to repay the loan in full at such time.

As of December 31, 2021, the May 2020 PPP Loan is no longer outstanding, as during the year ended December 31, 2021, the Company repaid $136,597 in principal and was forgiven $275,903 of principal and $3,119 of accrued interest. As of December 31, 2021 there was $198,655 in principal outstanding on the April 2020 PPP Loan.

Litigation

On or about June 25, 2020, Home Revolution, LLC (“Home Revolution”) filed a lawsuit in the United States District Court for the District of New Jersey, Home Revolution, LLC, et al. v. Jerrick Media Holdings, Inc. et al., Case No. 2:20-cv-07775-JMV-MF. The Complaint alleges, among other things, that Creatd, Inc. breached the Membership Interest Purchase Agreement, as modified, and ancillary transaction documents in connection with the acquisition of Seller’s Choice, LLC, from Home Revolution in September 2019. The Complaint additionally alleges violation of the New Jersey Uniform Securities Law, violations of the Exchange Act and Rule 10b-5 thereunder, fraud, equitable accounting, breach of fiduciary duty, conversion and unjust enrichment. Plaintiff also sought to have a receiver appointed by the Court to take over Creatd’s operations. After substantial motion practice, Creatd successfully settled this dispute from June 2020 for a total of $799,000, which includes $660,000 of note principal and $139,000 of accrued interest. The matter has been dismissed as of March 3, 2022.

On or about August 30, 2021, Robert W. Monster and Anonymize, Inc. (“Monster”) filed a lawsuit in the United States District Court for the Western District of Washington at Seattle, Robert W. Monster, et al. v. Creatd, Inc., et al. (Western District of Washington at Seattle 2:21-CV-1177). The Complaint alleges, among other things, that action for Declaratory Judgment under 28 U.S.C. § 2201 that Monster’s registration and use of the internet domain name VOCL.COM (the “Domain Name”) does not violate Creatd’s rights under the Anticybersquatting Consumer Protection Act (“ACPA”), 15 U.S.C. § 1125(d), or otherwise under the Lanham Act, 15 U.S.C. § 1051 et seq. Creatd claims trademark rights and certain other rights with respect to the term and the domain name VOCL.COM. Monster seeks a determination by the Court that Monster’s registration and/or use of VOCL.COM is not, and has not been in violation of the ACPA, and that Plaintiffs’ use of VOCL.COM constitutes neither a violation of the ACPA nor trademark infringement or dilution under the Lanham Act. Creatd believes the lawsuit lacks merit and will vigorously challenge the action. At this time, we are unable to estimate potential damage exposure, if any, related to the litigation.

Lease Agreements

On May 5, 2018, the Company signed a 5-year lease for approximately 2,300 square feet of office space at 2050 Center Avenue Suite 640, Fort Lee, New Jersey 07024. Commencement date of the lease is June 1, 2018. The total amount due under this lease is $411,150.

On April 1, 2019, the Company signed a 4-year lease for approximately 796 square feet of office space at 2050 Center Avenue Suite 660, Fort Lee, New Jersey 07024. Commencement date of the lease is April 1, 2019. The total amount due under this lease is $108,229.

On July 28, 2021, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Avenue, Miami Beach, Florida 33139. The office space is currently under construction and the Company’s commencement date was April 1, 2022. The total amount due under this lease is $181,300.

On February 16, 2022, the company entered into a termination agreement whereas CRTD agrees to pay $115,000 and forfeit the security deposit of $16,836. The lease was terminated as of February 28, 2022 and was determined that the lease agreement was abandoned under ASC 842- 20 -35 -10. The Company updated useful life of the ROU asset and marked the ROU asset and lease liability its single lease cost of $18,451.

Year Ended December 31, 2021
Operating lease cost	$202,804
Short term lease cost	14,041
Total net lease cost	$216,845

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$100,100
Weighted average remaining lease term (in years):	0.17
Weighted average discount rate:	0%

Total payments required under the lease as of December 31, 2021, are $18,451 and will recognized in the first quarter of 2022.

Rent expense for the year ended December 31, 2021 and 2020 was $216,845 and $107,737, respectively.